Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000196754
Shareholder Report [Line Items]
Fund Name	Simplify Affinity World Leaders Equity ETF
Trading Symbol	WLDR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Simplify Affinity World Leaders Equity ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.simplify.us/etfs/wldr-simplify-affinity-world-leaders-equity-etf#documents. You can also request this information by contacting us at 1-866-866-4848.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://www.simplify.us/etfs/wldr-simplify-affinity-world-leaders-equity-etf#documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Affinity World Leaders Equity ETF	$37	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.67% [1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 years	Since Inception (January 16, 2018)
Simplify Affinity World Leaders Equity ETF - NAV	21.36%	52.85%	16.37%	11.45%
FTSE StarMine Affinity World Leaders Total Return Index	22.32%	56.21%	18.23%	13.03%
MSCI World Index	6.83%	29.16%	11.29%	11.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-866-4848.

Performance Inception Date	Jan. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 71,351,031
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 89,607
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$71,351,031
Number of Portfolio Holdings	111
Advisory Fee (net of waivers)	$89,607
Portfolio Turnover	59%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Real Estate	1.0%
Utilities	2.7%
Materials	4.2%
Energy	4.6%
Consumer Discretionary	6.2%
Industrials	8.1%
Health Care	9.1%
Consumer Staples	9.3%
Communications	11.4%
Financials	13.7%
Technology	29.3%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Micron Technology, Inc.	4.6%
Seagate Technology Holdings PLC	4.5%
Dell Technologies, Inc., Class C	3.8%
HP, Inc.	3.7%
Jabil, Inc.	3.6%
Verizon Communications, Inc.	2.8%
AT&T, Inc.	2.7%
Omnicom Group, Inc.	2.5%
Target Corporation	2.5%
Dollar General Corporation	2.3%

[1]	Annualized